Employee Benefit Plans (Postretirement Benefits Other Than Pensions) (Detail) (Other Postretirement Benefit Plans, Defined Benefit [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Beginning benefit obligation	$ 6.3	$ 7.1
Service cost	0.1	0.1	0.1
Interest cost	0.2	0.2	0.3
Actuarial loss	(1.1)	(0.4)
Benefits paid	(0.6)	(0.8)
Foreign currency impact	0.1	0.1
Ending benefit obligation	5.0	6.3	7.1
Funded status at end of year	(5.0)	(6.3)
Accrued liabilities	(0.6)	(0.9)
Other liabilities	(4.4)	(5.4)
Net actuarial loss	(0.3)	0.6
Prior service cost	(0.2)	(0.2)
Total recognized in accumulated other comprehensive income	$ (0.5)	$ 0.4